COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Bandwidth
Operating lease commitments
Schedule of future minimum payments under non-cancelable operating leases

Future minimum payments under non-cancelable operating leases for bandwidth rental consist of the following as of December 31, 2013:

	RMB	US$
2014	567,465	93,739
2015	60,894	10,059
2016	5,940	981
2017	200	33
2018 and thereafter	—	—

	634,499	104,812

Licensed copyrights
Operating lease commitments
Schedule of future minimum payments under non-cancelable licensed copyrights

Future minimum payments under non-cancelable licensed copyrights consist of the following as of December 31, 2013:

	RMB	US$
2014	287,705	47,525
2015	100,599	16,618
2016	21,978	3,631
2017	3,246	536
2018 and thereafter	—	—

	413,528	68,310

Office
Operating lease commitments
Schedule of future minimum payments under non-cancelable operating leases

Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2013:

	RMB	US$
2014	62,507	10,325
2015	36,743	6,070
2016	8,559	1,414
2017 and thereafter	—	—

	107,809	17,809